LEASES	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Leases
LEASES

NOTE 6 – LEASES

The Company has a lease for laboratory space with a term of one year with a one-year optional renewal. In the nine months ended February 29, 2024, the Company exercised its option to renew the lease for the calendar year 2024 at a monthly rate of $3,461. Total lease costs for the nine months ended February 29, 2024 and February 28, 2023 amounted to $36,148 and $37,467, respectively.

NOTE 8 – LEASES

In April 2021, in connection with the laboratory acquisition described in Note 4, the Company entered into an assignment agreement covering a lease for laboratory space. This lease has a term of one year with a one-year optional renewal and a monthly rent of $3,214.

The lease agreement does not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. In determining this rate, which is used to determine the present value of future lease payments, we have estimated the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment with reference to comparable lessee companies. Total lease costs were $50,976 and $43,329 in the years ended May 31, 2023 and 2022, respectively.

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2023	2022
Cash paid on operating lease liabilities	$34,025	$38,811
Right of use assets acquired under operating leases	$38,641	$35,054

Lease terms and assumed discount rates are as follows:

	May 31, 2023	May 31, 2022
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
2024	$40,827
2025	24,227
Total	65,054
Less imputed interest	(9,955)
Lease liability	$55,099

The Company also leases office space for its headquarters in New Jersey at a monthly rent of $449.